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[SECURITY BENEFIT LOGO]

March 13, 2007

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variflex Separate Account 1940 Act Registration Number: 811-03957 1933 Act Registration Numbers: 002-89328 and 333-36529 CIK: 0000740583 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), Variflex Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds	0000896435	February 23, 2007
American Century Variable Portfolios, Inc.	0000814680	February 23, 2007
Dreyfus Investment Portfolios	0001056707	March 1, 2007
Dreyfus Variable Investment Fund	0000813383	February 21, 2007
Legg Mason Partners Variable Portfolios I, Inc.	0001047909	March 9, 2007
Legg Mason Partners Variable Portfolios II	0000874835	March 12, 2007
MFS® Variable Insurance Trust	0000918571	February 28, 2007
Neuberger Berman Advisers Management Trust	0000736913	February 28, 2007
Oppenheimer Variable Account Funds	0000752737	March 1, 2007
PIMCO Variable Insurance Trust	0001047304	March 8, 2007
Royce Capital Fund	0001006387	March 6, 2007
Rydex Variable Trust	0001064046	March 9, 2007
SBL Fund	0000217087	March 6, 2007
The Universal Institutional Funds, Inc.	0001011378	March 9, 2007
Van Kampen Life Investment Trust	0000778536	March 1, 2007

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001